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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-3219
                                   ------------


              RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------
Date of reporting period:7/1/05-6/30/06
                         --------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03219
Reporting Period: 07/01/2005 - 06/30/2006
RiverSource Variable Portfolio - Income Series, Inc.









=============== RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND ================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============ RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND ============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============== RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND ===============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========= RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED ==========
=========                       SECURITIES FUND                       ==========

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============ RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND =============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND ==========

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

============= RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. =============
=============                   GOVERNMENT FUND                    =============

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT


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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                RiverSource Variable Portfolio - Income Series, Inc.




By (Signature and Title)*     /s/ William F. Truscott
                              -----------------------
                                  William F. Truscott
                                  President

Date                              August 28, 2006


* Print the name and title of each signing officer under his or her signature.